Significant non-recurring events and operations	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Disclosure of significant non-recurring events and operations [text block]	49 Significant non-recurring events and operations In 2017, in 2016 and 2015, Eni did not report any non-recurring events and operations.